FINANCIAL AND CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of carrying amounts of each of the categories of financial instruments of the Group

Financial assets	December 31, 2017
	Financial assets		Available-
	at fair value		for-sale
	through profit or	Loans and	financial
	loss	receivables	investments	Total
Current

Trade and notes receivables	—	8,008,937	—	8,008,937
Financial assets at fair value through profit or loss	9,534	—	—	9,534
Restricted cash	—	2,168,192	—	2,168,192
Cash and cash equivalents	—	27,835,866	—	27,835,866
Financial assets included in other current assets	—	6,487,547	—	6,487,547

Subtotal	9,534	44,500,542	—	44,510,076

Non-current

Available-for-sale financial investments	—	—	1,928,201	1,928,201
Financial assets included in other non-current assets	—	261,156	—	261,156

Subtotal	—	261,156	1,928,201	2,189,357

Total	9,534	44,761,698	1,928,201	46,699,433

Financial liabilities	December 31, 2017
	Financial
	liabilities at fair	Financial
	value through	liabilities at
	profit or loss	amortized cost	Total
Current

Financial liabilities at fair value through profit or loss	89,426	—	89,426
Interest-bearing loans and borrowings	—	62,981,070	62,981,070
Financial liabilities included in other payables and accrued liabilities	—	11,363,236	11,363,236
Trade and notes payables	—	12,360,441	12,360,441

Subtotal	89,426	86,704,747	86,794,173

Non-current

Financial liabilities included in other non-current liabilities	—	769,061	769,061
Interest-bearing loans and borrowings	—	40,289,703	40,289,703

Subtotal	—	41,058,764	41,058,764

Total	89,426	127,763,511	127,852,937

Financial assets	December 31, 2018
				Equity
				investments
				designated at
				fair value
	Financial assets at fair		Financial	through other
	value through profit or		assets at	comprehensive
	loss		amortized cost	income	Total
	Designated as
	such upon
	initial	Held for
	recognition	trading
Current

Trade and notes receivables	—	—	8,100,532	—	8,100,532
Financial assets at fair value through profit or loss	—	16,141	—	—	16,141
Restricted cash	—	—	2,165,288	—	2,165,288
Cash and cash equivalents	—	—	19,130,652	—	19,130,652
Financial assets included in other current assets	—	—	4,875,525	—	4,875,525

Subtotal	—	16,141	34,271,997	—	34,288,138

Non-current

Equity investments designated at fair value through other comprehensive income	—	—	—	1,729,825	1,729,825
Other non-current assets	—	—	204,718	—	204,718

Subtotal	—	—	204,718	1,729,825	1,934,543

Total	—	16,141	34,476,715	1,729,825	36,222,681

Financial liabilities	December 31, 2018
	Financial liabilities at fair		Financial
	value through profit or		liabilities at
	loss		amortized cost	Total
	Designated as
	such upon
	initial	Held for
	recognition	trading
Current

Financial liabilities at fair value through profit or loss	—	1,766	—	1,766
Interest-bearing loans and borrowings	—	—	47,513,582	47,513,582
Financial liabilities included in other payables and accrued liabilities (note 22)	—	—	9,251,925	9,251,925
Trade and notes payables	—	—	14,007,600	14,007,600

Subtotal	—	1,766	70,773,107	70,774,873

Non-current

Financial liabilities included in other non-current liabilities (note 21)	—	—	841,059	841,059
Interest-bearing loans and borrowings	—	—	54,207,386	54,207,386

Subtotal	—	—	55,048,445	55,048,445

Total	—	1,766	125,821,552	125,823,318

Schedule of increase (decrease) due to commodity price risk impact on profit

	12-month
	ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Simplified	Total
Trade receivables*	—	—	—	5,206,050	5,206,050
Financial assets in other current assets*	1,098,455	3,655,638	121,432	—	4,875,525
Notes receivable	2,894,482	—	—	—	2,894,482
Restricted cash	2,165,288	—	—	—	2,165,288
Cash and cash equivalents	19,130,652	—	—	—	19,130,652
Financial assets in other non-current assets	204,718	—	—	—	204,718
Financial guarantees -not yet past due	12,450	—	—	—	12,450
	25,506,045	3,655,638	121,432	5,206,050	34,489,165

Schedule of carrying amounts and fair values of the Group's financial instruments

	Carrying amounts		Fair values
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2017	2018
Financial assets
Other non-current assets (note 12)	261,156	204,718	242,567	182,132

	261,156	204,718	242,567	182,132

	Carrying amounts		Fair values
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2017	2018
Financial liabilities
Financial liabilities included in other non-current liabilities (note 21)	769,061	841,059	660,688	816,529
Long-term interest-bearing loans and borrowings (note 19)	40,289,703	54,207,386	39,475,392	53,207,052

	41,058,764	55,048,445	40,136,080	54,023,581

Schedule of fair value measurement hierarchy

Assets measured at fair value

As at December 31, 2017	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets at fair value through profit or loss:
Futures contracts	9,534	—	—	9,534
Available-for-sale financial investments:
Listed equity investments	9,701	—	—	9,701
Other unlisted investment	—	—	1,848,000	1,848,000

	19,235	—	1,848,000	1,867,235

As at December 31, 2018	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets at fair value through profit or loss:
Futures contracts	16,141	—	—	16,141
Equity investments designated at fair value through other comprehensive income:
Listed equity investments	6,441	—	—	6,441
Other unlisted investment	—	—	1,723,384	1,723,384

	22,582	—	1,723,384	1,745,966

Liabilities measured at fair value

As at December 31, 2017	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at fair value through profit or loss:
Futures contracts	89,426	—	—	89,426

	89,426	—	—	89,426

As at December 31, 2018	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at fair value through profit or loss:
Futures contracts	1,766	—	—	1,766
	1,766	—	—	1,766

Assets for which fair values are disclosed

As at December 31, 2017	Fair value measurement using
Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Loans and receivables:
Financial assets included in other non-current assets	—	242,567	—	242,567

As at December 31, 2018	Fair value measurement using
Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets at amortized cost:
Financial assets included in other non-current assets	—	182,132	—	182,132

Liabilities for which fair values are disclosed

As at December 31, 2017	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	660,688	—	660,688
Long-term interest-bearing loans and borrowings	—	39,475,392	—	39,475,392

	—	40,136,080	—	40,136,080

As at December 31, 2018	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	816,529	—	816,529
Long-term interest-bearing loans and borrowings	—	53,207,052	—	53,207,052

	—	54,023,581	—	54,023,581

Summary of significant unobservable inputs to the valuation of financial instruments

		Significant
	Valuation Technique	unobservable input	Range
Equity investments in Size Industry Investment Fund

31 December 2018	Net Assets Method	Net Assets	5,000,000
31 December 2017	Net Assets Method	Net Assets	5,600,000

Schedule of the gearing ratio

	December 31,	December 31,
	2017	2018
Total liabilities (excluding deferred tax liabilities, income tax payable and deferred government grants)	132,493,752	130,966,279
Less: restricted cash, time deposits and cash and cash equivalents	(30,004,058)	(21,295,940)

Net debt	102,489,694	109,670,339

Total equity	65,742,596	67,669,202
Add: net debt	102,489,694	109,670,339
Less: non-controlling interests	(26,054,567)	(15,254,312)

Total capital attributable to owners of the parent	142,177,723	162,085,229

Gearing ratio	72%	68%

Commodity price risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of if the futures prices had increased/decreased
	2017	2018
Primary aluminum	Decrease/increase RMB46 million	Decrease/increase RMB14 million
Copper	Increase/decrease RMB0.3 million	Increase/decrease RMB0.9 million
Zinc	Decrease/increase RMB7 million	Decrease/increase RMB1.0 million
Coal	Decrease/increase RMB0.2 million	Decrease/increase RMB2.7 million

Liquidity risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of maturity profile of Group's financial liabilities

	Within 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
As at December 31, 2017
Finance lease payables, including current portion	2,371,917	1,762,618	1,890,329	73,603	6,098,467
Long-term bank and other loans, including current portion	6,911,640	5,174,015	8,673,794	19,745,385	40,504,834
Medium-term notes and bonds, including current portion	12,500,000	3,215,000	—	—	15,715,000
Short-term bonds	3,500,000	—	—	—	3,500,000
Gold leasing arrangement	6,818,393	—	—	—	6,818,393
Short-term bank and other loans	31,041,442	—	—	—	31,041,442
Interest payables for borrowings	5,502,360	2,123,149	4,106,037	1,048,728	12,780,274
Financial liabilities at fair value through profit or loss	89,426	—	—	—	89,426
Financial liabilities included in other payables and accrued liabilities, excluding accrued interest	10,535,869	—	—	—	10,535,869
Financial liabilities included in other non-current liabilities (Note)	—	107,785	108,896	587,668	804,349
Trade and notes payables	12,360,441	—	—	—	12,360,441

	91,631,488	12,382,567	14,779,056	21,455,384	140,248,495

	Within 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
As at December 31, 2018
Finance lease payables, including current portion	2,518,653	1,161,490	707,716	13,238	4,401,097
Long-term bank and other loans, including current portion	3,384,400	7,377,956	16,593,587	18,784,797	46,140,740
Medium-term notes and bonds, including current portion	400,000	—	9,785,840	—	10,185,840
Short-term bonds	500,000	—	—	—	500,000
Gold leasing arrangement	1,607,905	—	—	—	1,607,905
Short-term bank and other loans	39,296,192	—	—	—	39,296,192
Interest payables for borrowings	4,848,968	2,602,751	4,197,364	898,786	12,547,869
Financial liabilities at fair value through profit or loss	1,766	—	—	—	1,766
Financial liabilities included in other payables and accrued liabilities, excluding accrued interest	8,855,639	—	—	—	8,855,639
Financial liabilities included in other non-current liabilities (note)	—	108,896	333,354	420,258	862,508
Trade and notes payables	14,007,600	—	—	—	14,007,600

	75,421,123	11,251,093	31,617,861	20,117,079	138,407,156

Note: As disclosed in note 21, as at December 31, 2018, the carrying value of financial liabilities included in other non-current liabilities was RMB841 million (December 31, 2017: RMB769 million).